Document and Entity Information	Dec. 04, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2025
Entity File Number	001-42986
Entity Registrant Name	GENERAL PURPOSE ACQUISITION CORP.
Entity Central Index Key	0002085408
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	59 Front Street
Entity Address, City or Town	Millbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12545
City Area Code	845
Local Phone Number	677-4650
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GPACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	GPAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GPACW
Security Exchange Name	NASDAQ